CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Summary of Reconciliation of Cash, Cash Equivalents, and Restricted Cash) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash and cash equivalents	¥ 211,436	$ 30,752	¥ 195,303		¥ 196,900
Restricted cash	30,072	4,374	2,350		2,350
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	¥ 241,508	$ 35,126	¥ 197,653	$ 28,747	¥ 199,250	¥ 248,353